Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of the Company and Zeppelin. Intercompany accounts and transactions have been eliminated. The preparation of these consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

Functional Currency

The Company’s consolidated functional currency is the U.S. Dollar. The operations of Zeppelin use the Taiwan Dollar as its functional currency. At each period end, Zeppelin’s balance sheet is translated into U.S. Dollars based upon the period end exchange rate, while their statements of operations and comprehensive loss and statements of cash flows are translated into U.S. Dollars based upon an average exchange rate during the period.

Consolidation of Variable Interest Entities

A VIE is a legal entity that has either a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets.

A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when it is deemed to be the primary beneficiary. The Company assesses whether or not it is the primary beneficiary of a VIE on an ongoing basis. As of December 31, 2022 the Company is considered to be the primary beneficiary of Zeppelin. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and Zeppelin became a wholly owned subsidiary.

Cash and Cash Equivalents

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

Revenue Recognition and Deferred Revenue

The Company primarily generates revenue from sales of systems and products and the related post contract support to customers. The Company’s primary systems and products include Outpost AI, Acropolis and Airship Command. To date, the majority of the Company’s product revenue that has been recognized consists primarily of a bundled offering of hardware and software which delivers on premise solutions to its customers. Separate limited software subscription services have been delivered to customers including those customers that are able to operate in a cloud based environment. The transaction price recognized as revenue represents the amount the Company expects to be entitled to and is primarily comprised of product revenue, net of returns and variable consideration, including sales incentives provided to customers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price, and (5) recognize revenue when or as the Company satisfies a performance obligation, as further described below.

Product Revenue

Product revenue is derived primarily from sales of the Company’s system offerings, Outpost AI, Acropolis and Airship Command. The Company recognizes product revenue at a point in time when title transfers, when the products are shipped, or when control of the system is transferred to the customer, which usually is upon delivery of the system and when contractual performance obligations have been satisfied.

Post Contract Support Revenue

Post Contract Support (“PCS”) revenue is derived primarily from the Company’s support and software maintenance agreements (“SMA”). The Company’s PCS includes the right to receive, on a when and if available basis, future unspecified firmware upgrades and features as well as bug fixes, and email and telephone support. The Company allocates a portion of the transaction price to the PCS performance obligation based on a cost-plus methodology and recognizes the associated revenue on a straight-line basis over the estimated term of the support period. The Company’s support contracts are typically one to five years with an average of four years, payment is due within 30 to 90 calendars days of the invoice date and may include options to renew. For the nine months ended September 30, 2023 and 2022, the Company recognized revenue of $51,975 and $55,602, respectively, related to one-year support contracts. For the nine months ended September 30, 2023 and 2022, the Company recognized revenue of $3,279,966 and $3,795,242, respectively, related to multi-year support contracts.

Other Services

The Company earns other service revenues from installation services, training and licensing which are short-term in nature and revenue for these services are recognized at the time of performance when the service is provided.

Contracts with Multiple Performance Obligations

The Company’s contracts with customers often contain multiple performance obligations that can include three separate obligations: (i) a hardware component (which may be bundled with hardware accessories) and the embedded firmware essential to the functionality of the hardware component delivered at the time of sale; (ii) the right to the

Company’s downloadable free application and software solutions, and (iii) the right for the customer to receive post contract support (“PCS”) after the initial sale. The Company’s products and PCS offerings have significant standalone functionalities and capabilities. Accordingly, the products are distinct from the Company’s PCS services as customers can benefit from the products without the PCS services and such PCS services are separately identifiable within the contracts. The Company accounts for multiple agreements with a single customer as a single contract if the contractual terms and/or substance of those agreements indicate that they may be so closely related that they are, in effect, parts of a single contract. The amount of consideration the Company expects to receive in exchange for delivering on the contract is allocated to each performance obligation based on its relative standalone selling price.

The Company establishes the standalone selling price using the prices charged for a deliverable when sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price based on its pricing model and offering type (products or PCS services).

The Company has elected the practical expedient to not assess whether a contract has a significant financing component as the Company’s standard payment terms are less than one year.

The Company sells its products primarily through a direct sales force. The Company considers revenue to be earned when all of the following criteria are met:

•	The Company has a contract with a customer that creates enforceable rights and obligations,

•	Promised performance obligations are identified,

•	The transaction price, or the amount the Company expects to receive, is determinable and

•	The Company has satisfied the performance obligations to the customer.

Transfer of control is evidenced upon passage of title and risk of loss to the customer unless the Company is required to provide additional services.

The Company’s short-term and long-term deferred revenue balances totaled $4,059,406 and $4,693,897 as of September 30, 2023. The Company’s short-term and long-term deferred revenue balances totaled $4,168,016 and $4,805,431 as of December 31, 2022. Of the deferred revenue balance of $8,973,447 and $9,888,275 as of January 1, 2023 and 2022, the Company recognized approximately $3,262,697 and $3,515,745 during the nine months ended September 30, 2023 and 2022.

Accounts Receivable and Provision for Credit Losses

The Company generally sells its products to large governmental entities and large corporations in the United States. Accounts receivable are recorded at invoiced amounts and are non-interest bearing.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (codified as Accounting Standards Codification (“ASC”) 326) on January 1, 2023. ASC 326 adds to U.S. GAAP the current expected credit loss (“CECL”) model, a measurement model based on expected losses rather than incurred losses. Prior to the adoption of ASC 326, the Company evaluated receivables regularly and adjusted the allowance for doubtful accounts accordingly. The Company determined estimates of uncollectible accounts receivable based primarily on actual historical bad debt and sales return trends, customers financial condition and general economic conditions. Under the application of ASC 326, the Company’s historical credit loss experience provides the basis for the estimation of expected credit losses, as well as current economic and business conditions, and anticipated future economic events that may impact collectability. In developing its expected credit loss estimate, the Company evaluated the appropriate grouping of financial assets based upon its evaluation of risk characteristics, including consideration of the types of products and services sold. Account balances are written off against the allowance for expected credit losses after all means of collection have been exhausted and the potential for recovery is considered remote.

Occasionally certain long-standing customers, who routinely place large orders, will have unusually large receivables balances relative to the total gross receivables. Management monitors the payments for these large balances closely and very often requires payment of existing invoices before shipping new sales orders. As of September 30, 2023 and December 31, 2022, the Company did not have a reserve for credit losses as all accounts receivable are considered collectible.

Concentration of Credit and Sales Risk

The Company sells its product to commercial and government customers under agreements that are normally paid within 30 days of contract completion. For the nine months ended September 30, 2023, two customers represented 50% and 16% of total revenue. For the year ended December 31, 2022, two customers represented 28% and 17% of total revenue. As of September 30, 2023, three customers represent approximately 37%, 28% and 20% of outstanding accounts receivable. As of December 31, 2022, four customers represent approximately 42%, 19%, 14% and 10% of outstanding accounts receivable. Due to the quality of the Company’s customers and timely payments received, customer credit risk in accounts receivable is minimal.

Inventory

The Company’s purchase of inventory, primarily computer servers, is undertaken to match purchase orders received from customers. Upon receipt of inventory, the Company generally configures the servers and loads proprietary software onto the servers before shipping out. The Company holds inventory for a short period of time and as of September 30, 2023 and December 31, 2022, it had no inventory in stock. Inventory value is primarily material costs and is valued at the lower of cost (first in, first out method) or net realizable value.

Property and Equipment

Property and Equipment consists of vehicles, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset. Computer equipment is expensed to research and development or selling, general and administrative expense and any furniture and computer equipment is either fully depreciated or immaterial to the consolidated financial statements.

Long-Lived Assets

The Company reviews its long-lived assets for impairment annually or when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results. The Company recorded impairment losses of $0 for the nine months ended September 30, 2023 and 2022.

Research and Development Expenses

Research and development expenses consist of the cost of employees, consultants and contractors who design, engineer and develop new products and processes as well as materials, supplies and facilities used in producing prototypes.

The Company’s current research and development efforts are primarily focused on improving the Company’s products. The Company is also actively involved in identifying new applications. The Company’s current internal team along with outside consultants has considerable experience working with the application of the Company’s technologies and their applications. The Company engages third party experts as required to supplement the Company’s internal team. The Company believes that continued development of new and enhanced technologies is essential to the Company’s future success. The Company incurred expenses of $2,028,821 and $2,731,899 for the nine months ended September 30, 2023 and 2022, respectively, on development activities.

Software Development Costs

Costs incurred in the development of software programs for the Company’s products are charged to operations as incurred until technological feasibility of the software has been established. Generally, technological feasibility is established when the software module performs its primary functions described in its original specifications, contains features required for it to be usable in a production environment, is completely documented and the related hardware portion of the product is complete. After technological feasibility is established, any additional costs are capitalized. Capitalization of software costs ceases when the software is substantially complete and is ready for its intended use. No software development costs have been capitalized as of September 30, 2023 or December 31, 2022.

Cost of Net Revenues

Cost of net revenues for products includes components and freight. Cost of net revenues for post contract support and other services includes primarily the cost of personnel and personnel-related expenses to conduct implementations and ongoing client support.

Advertising

Advertising costs are charged to selling, general and administrative expenses as incurred. Advertising and marketing costs for the nine months ended September 30, 2023 and 2022 were $55,916 and $69,975, respectively.

Shipping and Handling of Products

Amounts billed to customers for shipping and handling of products are included in net revenues. Costs incurred related to shipping and handling of products are included in cost of revenues.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1 —	Quoted prices in active markets for identical assets and liabilities;
Level 2 —	Inputs other than level one inputs that are either directly or indirectly observable; and
Level 3 —	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued expenses approximate the fair value of the respective assets and liabilities as of September 30, 2023 and December 31, 2022 are based upon the short-term nature of the assets and liabilities. The Company recorded its Senior Secured Convertible Promissory Note and the warrants that were issued with this Note at fair value, remeasured on a recurring basis and considered as Level 3 instruments. The method of determining the fair value of the Senior Secured Convertible Promissory Note and warrants are described below.

Accounting for Warrants and Senior Secured Convertible Promissory Note at Fair Value

The Company classifies as liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of warrants issued in connection with convertible note financing as of September 30, 2023. The warrants are considered freestanding instruments that qualify as liabilities under ASC Topic 480, Distinguishing Liabilities from Equity, as the Company is committed to issue an instrument that ultimately may require a transfer of assets. The warrant liability is accounted for at fair value and re-measured at each reporting date. Accordingly, the Company classified the warrants as a liability at their fair value and adjusts the instruments to fair value at each balance sheet date until the warrants are exercised or expired. Any change in the fair value of the warrants is recognized as “change in the fair value of warrants” in the Consolidated Statements of Operations and Comprehensive Loss. The warrants were initially valued using a Black-Scholes Model at $15,418 based on the exercise price of $23.18, stock price per share of $2.88, a five-year expected term, volatility of 39.4% and risk-free rate of 3.41%. There was no significant change in fair value during the quarter ended September 30, 2023 as the warrants were initially valued on June 22, 2023.

The Company has elected the fair value option to account for the Senior Secured Convertible Note that was issued on June 22, 2023 and record this at fair value with changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Loss. As a result of applying the fair value option, direct costs and fees related to this Note are recognized in earnings as incurred and not deferred. Values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the liability. Considerable judgment is necessary to interpret market data and determine an estimated fair value. The use of different market assumptions or valuation methods may have a material effect on the estimated fair values. As of September 30, 2023, the Company has used a Monte Carlo simulation pricing model that factors in potential outcomes including the SPAC transaction being consummated, the convertible note being repaid in cash and the convertible to be converted to common stock. All of these scenarios take into consideration the terms and conditions of the underlying convertible note plus potential changes in the underlying value of the common stock. For the nine months ended September 30, 2023, the Company recognized an unrealized loss of $400,921 for the change in fair value and is included in “other (expense) income” in the Consolidated Statements of Operations and Comprehensive Loss. The Company believes accounting for the Senior Secured Convertible Note at fair value better aligns the measurement methodologies of assets and liabilities, which may mitigate certain earnings volatility.

Stock-Based Compensation

The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, stock appreciation rights, incentive stock options, nonqualified stock option and warrants to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date and the fair value of the award is recognized as an expense, over the requisite service period which is generally the vesting period.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The Company’s ability to realize deferred tax assets depends upon future taxable income, as well as the limitations discussed below. For financial reporting purposes, a deferred tax asset must be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized prior to expiration. The Company considers historical and future taxable income, future reversals of existing taxable temporary differences, taxable income in prior carryback years, and ongoing tax planning strategies in assessing the need for valuation.

Advances due to Founders and Advances due from Founders

The Company accounts for advances made to founders as a contra equity balance unless payment has been received subsequent to period end or such amounts can be offset with amounts due to the Founders. As of December 31, 2022 the Company has $1,100,000 of advances due from the Founders and advances due to the Founders. The transactions were entered into separately by Airship and Zeppelin and thus are reported separately on the accompanying consolidated balance sheets. In February, 2023 these balances were eliminated in a transaction involving the shareholders. See Note 3.

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the nine months ended September 30, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of September 30, 2023. The advances are noninterest bearing and the Company expects to pay the balance off within a one year period.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period from non-owner sources. There was other comprehensive loss of $2,244 and a comprehensive income of $17,910 related foreign exchange translation for the nine months ended September 30, 2023 and 2022.

Going Concern Assessment

The Company applies Accounting Standards Codification 205-40 (“ASC 205-40”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which the Financial Accounting Standards Board (“FASB”) issued to provide guidance on determining when and how reporting companies must disclose going concern uncertainties in their consolidated financial statements. ASC 205-40 requires management to perform assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s consolidated financial statements (or within one year after the date on which the consolidated financial statements are available to be issued, when applicable). Further, a company must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern” and management plans to alleviate the going concern.

Use of Estimates

In preparing these consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in the Company’s consolidated financial statements relate to the calculation of revenue recognition, stock-based compensation, valuation of common stock, valuation of Senior Secured Convertible Note, accruals for potential liabilities including income taxes, valuation of deferred tax assets and valuation assumptions related to share-based compensation.

Earnings (loss) Per Share

Basic earnings (loss) per share is based upon the net (loss) income for the period divided by the weighted average shares of common stock outstanding. Diluted net income per share is determined using the weighted average number of common shares and potential common shares (representing the dilutive effect of stock options, warrants, and stock appreciation rights) outstanding during the period using the treasury stock method. Common stock equivalents for period ended September 30, 2022 are not included in the calculation of diluted earnings (loss) per share given the Company incurred a loss and they are anti-dilutive.

Reportable Segments

Management monitors the revenue and expense components of the various products and services the Company offers, but operations are managed and financial performance is evaluated on a Corporation-wide basis in comparison to a business plan which is developed each year. Accordingly, all operations are considered by management to be one operating segment and one reportable segment as contained in the Consolidated Statements of Operations and Comprehensive Loss to the consolidated financial statements.

Recent Accounting Pronouncements

Based on the Company’s review of accounting standard updates recently issued (other than ASU No. 2020-06 discussed below), those standards not yet required to be adopted and proposed standards for the future, the Company does believe such items are expected to have a significant impact on the Company’s consolidated financial statements. See Note 11 for discussion about adoption of the new lease accounting standard effective January 1, 2022.

In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in entity’s Own Equity (Subtopic 815-40).” ASU 2020-06 simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. ASU 2020-06 generally eliminates the need to separate and value beneficial conversion and redemption features. The ASU is effective for public entities for fiscal years beginning after December 15, 2021. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company adopted ASU 2020-06 during 2023 when the Company issued a convertible promissory note in June of 2023.

In June 2016, the FASB issued ASU 2016-13. This ASU requires the measurement of all expected credit losses for financial assets, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance was initially effective for the Company for annual reporting periods beginning after December 15, 2019, and interim periods within those fiscal years. In November 2019, the FASB issued ASU 2019-10, “Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates,” which, among other things, defers the effective date of ASU 2016-13 for public filers that are considered smaller reporting companies as defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those years. Early adoption is permitted. The Company adopted ASU 2016-03 on January 1, 2023, and the adoption of this update did not have a material impact on the Company’s condensed consolidated financial statements.

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of the Company and Zeppelin. Intercompany accounts and transactions have been eliminated. The preparation of these consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

Functional Currency

The Company’s consolidated functional currency is the U.S. Dollar. The operations of Zeppelin use the Taiwan Dollar as its functional currency. At each period end, Zeppelin’s balance sheet is translated into U.S. Dollars based upon the period end exchange rate, while their statements of operations and comprehensive loss and statements of cash flows are translated into U.S. Dollars based upon an average exchange rate during the period.

Consolidation of Variable Interest Entities

A VIE is a legal entity that has either a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets.

A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when it is deemed to be the primary beneficiary. The Company assesses whether or not it is the primary beneficiary of a VIE on an ongoing basis. As of December 31, 2022 and 2021, the Company is considered to be the primary beneficiary of Zeppelin. See Note 3. On February 28, 2023, the Founders transferred their interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd., to the Company.

Cash and Cash Equivalents

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

Revenue Recognition and Deferred Revenue

The Company primarily generates revenue from sales of systems and products and the related post contract support to customers. The Company’s primary systems and products include Outpost AI, Acropolis and Airship Command. To date, the majority of the Company’s product revenue that has been recognized consists primarily of a bundled offering of hardware and software which delivers on premise solutions to its customers. Separate limited software subscription services have been delivered to customers including those customers that are able to operate in a cloud based environment. The transaction price recognized as revenue represents the amount the Company expects to be entitled to and is primarily comprised of product revenue, net of returns and variable consideration, including sales incentives provided to customers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price, and (5) recognize revenue when or as the Company satisfies a performance obligation, as further described below.

Product Revenue

Product revenue is derived primarily from sales of the Company’s system offerings, Outpost AI, Acropolis and Airship Command. The Company recognizes product revenue at a point in time when title transfers, when the products are shipped, or when control of the system is transferred to the customer, which usually is upon delivery of the system and when contractual performance obligations have been satisfied.

Post Contract Support Revenue

Post Contract Support (“PCS”) revenue is derived primarily from the Company’s support and software maintenance agreements (“SMA”). The Company’s PCS includes the right to receive, on a when and if available basis, future unspecified firmware upgrades and features as well as bug fixes, and email and telephone support. The Company allocates a portion of the transaction price to the PCS performance obligation based on a cost-plus methodology and recognizes the associated revenue on a straight-line basis over the estimated term of the support period. The Company’s support contracts are typically one to five years with an average of four years, payment is due within 30 to 90 calendars days of the invoice date and include options to renew. For the years ended December 31, 2022 and 2021, the Company recognized revenue of $80,929 and $96,070, respectively, related to one-year support contracts. For the years ended December 31, 2022 and 2021, the Company recognized revenue of $4,912,258 and $4,889,121, respectively, related to multi-year support contracts.

Other Services

The Company earns other service revenues from installation services, training and licensing which are short-term in nature and revenue for these services are recognized at the time of performance when the service is provided.

Contracts with Multiple Performance Obligations

The Company’s contracts with customers often contain multiple performance obligations that can include three separate obligations: (i) a hardware component (which may be bundled with hardware accessories) and the embedded firmware essential to the functionality of the hardware component delivered at the time of sale; (ii) the implicit right to the Company’s downloadable free application and software solutions, and (iii) the right for the customer to receive post contract support (“PCS”) after the initial sale. The Company’s products and PCS offerings have significant standalone functionalities and capabilities. Accordingly, the products are distinct from the Company’s PCS services as customers can benefit from the products without the PCS services and such PCS services are separately identifiable within the contracts. The Company accounts for multiple agreements with a single customer as a single contract if the contractual terms and/or substance of those agreements indicate that they may be so closely related that they are, in effect, parts of a single contract. The amount of consideration the Company expects to receive in exchange for delivering on the contract is allocated to each performance obligation based on its relative standalone selling price.

The Company establishes the standalone selling price using the prices charged for a deliverable when sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price based on its pricing model and offering type (products or PCS services).

The Company has elected the practical expedient to not assess whether a contract has a significant financing component as the Company’s standard payment terms are less than one year.

The Company sells its products primarily through a direct sales force. The Company considers revenue to be earned when all of the following criteria are met:

•	The Company has a contract with a customer that creates enforceable rights and obligations,

•	Promised performance obligations are identified,

•	The transaction price, or the amount we expect to receive, is determinable and

•	The Company has satisfied the performance obligations to the customer.

Transfer of control is evidenced upon passage of title and risk of loss to the customer unless the Company is required to provide additional services.

The Company’s short-term and long-term deferred revenue balances totaled $4,168,016 and $4,805,431 as of December 31, 2022. The Company’s short-term and long-term deferred revenue balances totaled $4,593,474 and $5,295,251 as of December 31, 2021. Of the deferred revenue balance of $9,888,275 and $10,552,683 as of January 1, 2022 and 2021, the Company recognized $4,593,474 and $4,597,054 of net revenue during the years ended December 31, 2022 and 2021, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

The Company generally sells its products to large governmental entities and large corporations in the United States. Accounts receivable are recorded at invoiced amounts and are non-interest bearing. The Company maintains an allowance for uncollectible accounts receivable. It is our practice to regularly review and revise, when deemed necessary, our estimates of uncollectible accounts receivable, which are based primarily on actual historical bad debt and sales return trends, customers financial condition and general economic conditions. The Company records estimated uncollectible accounts receivable as selling, general and administrative expense. As of December 31, 2022 and 2021, there was no allowance for bad debts or sales returns. This is based upon the Company’s historical experience.

Concentration of Credit and Sales Risk

The Company sells its product to commercial and government customers under agreements that are normally paid within 30 days of contract completion. For the year ended December 31, 2022 two customers represented 28% and 17% of total revenue. For the year ended December 31, 2021, three customers represented 18%, 17% and 16% of revenue. As of December 31, 2022, four customers represent approximately 42%, 19%, 14% and 10% of outstanding accounts receivable. As of December 31, 2021, three customers represented 28%, 22% and 18% of the outstanding receivables. Due to the customers and timely payments, customer concentration in accounts receivable is minimal.

Inventory

The Company’s purchase of inventory, primarily computer servers, is undertaken to match purchase orders received from customers. Upon receipt of inventory, the Company generally configures the servers and loads proprietary software onto the servers before shipping out. The Company holds inventory for a short period of time and as of December 31, 2022 and 2021, it had no inventory in stock. Inventory value is primarily material costs and is valued at the lower of cost (first in, first out method) or net realizable value.

Property and Equipment

Property and Equipment consists of vehicles, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset. Computer equipment is expensed to research and development or selling, general and administrative expense and any furniture and computer equipment is either fully depreciated or immaterial to the consolidated financial statements.

Long-Lived Assets

The Company reviews its long-lived assets for impairment annually or when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results. The Company recorded impairment losses of $0 and $31,721 for the years ended December 31, 2022 and 2021, respectively, within selling, general and administrative expenses.

Research and Development Expenses

Research and development expenses consist of the cost of employees, consultants and contractors who design, engineer and develop new products and processes as well as materials, supplies and facilities used in producing prototypes.

The Company’s current research and development efforts are primarily focused on improving the Company’s products. The Company is also actively involved in identifying new applications. The Company’s current internal team along with outside consultants has considerable experience working with the application of the Company’s technologies and their applications. The Company engages third party experts as required to supplement the Company’s internal team.

The Company believes that continued development of new and enhanced technologies is essential to the Company’s future success. The Company incurred expenses of $3,614,814 and $4,215,321 for the years ended December 31, 2022 and 2021, respectively on development activities.

Software Development Costs

Costs incurred in the development of software programs for the Company’s products are charged to operations as incurred until technological feasibility of the software has been established. Generally, technological feasibility is established when the software module performs its primary functions described in its original specifications, contains features required for it to be usable in a production environment, is completely documented and the related hardware portion of the product is complete. After technological feasibility is established, any additional costs are capitalized. Capitalization of software costs ceases when the software is substantially complete and is ready for its intended use. No software development costs have been capitalized during the years ended or as of December 31, 2022 and 2021.

Cost of Net Revenues

Cost of net revenues for products includes components and freight. Cost of net revenues for post contract support and other services includes primarily the cost of personnel and personnel-related expenses to conduct implementations and ongoing client support.

Advertising

Advertising costs are charged to selling, general and administrative expenses as incurred. Advertising and marketing costs for the years ended December 31, 2022 and 2021 were $69,975 and $283,276, respectively.

Shipping and Handling of Products

Amounts billed to customers for shipping and handling of products are included in net revenues. Costs incurred related to shipping and handling of products are included in cost of revenues.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1 —	Quoted prices in active markets for identical assets and liabilities;
Level 2 —	Inputs other than level one inputs that are either directly or indirectly observable; and
Level 3 —	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, and accounts payable and accrued expenses approximate the fair value of the respective assets and liabilities as of December 31, 2022 and 2021 are based upon the short-term nature of the assets and liabilities. The Company has no assets or liabilities that are required to be recorded at fair value on a recurring basis.

Stock-Based Compensation

The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, stock appreciation rights, incentive stock options, nonqualified stock option and warrants to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date and the fair value of the award is recognized as an expense, over the requisite service period which is generally the vesting period.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The Company’s ability to realize deferred tax assets depends upon future taxable income, as well as the limitations discussed below. For financial reporting purposes, a deferred tax asset must be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized prior to expiration. The Company considers historical and future taxable income, future reversals of existing taxable temporary differences, taxable income in prior carryback years, and ongoing tax planning strategies in assessing the need for valuation.

Advances due to Founders and Advances due from Founders

The Company accounts for advances made to founders as a contra equity balance unless payment has been received subsequent to year end or such amounts can be offset with amounts due to the Founders. As of December 31, 2022 and 2021 the Company has $1,100,000 of advances due from the Founders and advances due to the Founders. The transactions were entered into separately by the Airship and Zeppelin and thus are reported separately on the accompanying consolidated balance sheets. See Note 3.

During the year ended December 31, 2022, the Founders advanced the Company $1,900,000 and were repaid $1,300.000, with $600,000 recorded as advances due to founders as of December 31, 2022.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period from non-owner sources. There was other comprehensive loss of $10,106 related foreign exchange translation for the year ended December 31, 2022. There was no other comprehensive income for the year ended December 31, 2021.

Going Concern Assessment

The Company applies Accounting Standards Codification 205-40 (“ASC 205-40”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which the Financial Accounting Standards Board (“FASB”) issued to provide guidance on determining when and how reporting companies must disclose going concern uncertainties in their consolidated financial statements. ASC 205-40 requires management to perform assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s consolidated financial statements (or within one year after the date on which the consolidated financial statements are available to be issued, when applicable). Further, a company must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern” and management plans to alleviate the going concern.

Use of Estimates

In preparing these consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in our consolidated financial statements relate to the calculation of revenue recognition, stock-based compensation, valuation of common stock, accruals for potential liabilities including income taxes, valuation of deferred tax assets and valuation assumptions related to share-based compensation.

Earnings Per Share

Basic and diluted earnings per share is based upon the net loss for the year divided by the weighted average shares of common stock outstanding. Common stock equivalents such as stock options, warrants and stock appreciation rights are not included in the calculation of diluted earnings per share given they are anti-dilutive.

Recent Accounting Pronouncements

Based on the Company’s review of accounting standard updates recently issued, those standards not yet required to be adopted and proposed standards for the future, the Company does believe such items are expected to have a significant impact on the Company’s consolidated financial statements. See Note 11 for discussion about adoption of the new lease accounting standard effective January 1, 2022.